Retirement Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected contribution to the plan for the next fiscal year	₨ 1,925,600,000
Defined benefit plan, accumulated benefit obligation	5,455,600,000		₨ 5,005,900,000
Defined contribution plan, employer contribution recognized as an expense	₨ 5,429,600,000		4,901,400,000	₨ 3,312,100,000
Superannuation
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	13.00%	13.00%
Defined contribution plan, employer contribution recognized as an expense	₨ 1,513,700,000		1,269,900,000	₨ 1,034,100,000
Superannuation | Managing Director, Executive Directors and for certain employees of CBoP
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	15.00%	15.00%
Provident Fund
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	12.00%	12.00%
Provident Fund Administered by Regional Provident Fund Commissioner
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan - contribution to Pension Scheme administered by Regional Provident Fund Commissioner, percentage considered - lower of the percentage of employees eligible salary or fixed amount	8.33%	8.33%
Provident Fund Administered by Regional Provident Fund Commissioner | Maximum
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	₨ 15,000.000
National Pension Scheme [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution recognized as an expense	₨ 46,300,000		37,900,000
Gratuity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, number of days of eligible salary payable for each completed year of service	15 days	15 days
Defined benefit plan, vesting period	15 years	15 years
Employer contributions	₨ 1,384,800,000	$ 18.9	1,096,700,000
Gratuity | Centurion Bank of Punjab Limited
Defined Benefit Plan Disclosure [Line Items]
Lock-in-period after which contribution made for employees stand frozen and will be converted into an annuity on separation	2 years	2 years
Gratuity | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	₨ 4,727,700,000		4,381,200,000
Pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected contribution to the plan for the next fiscal year	227,200,000
Defined benefit plan, accumulated benefit obligation	364,200,000		387,000,000.0
Employer contributions	₨ 23,000,000.0	$ 0.3	8,300,000
Pension | Centurion Bank of Punjab Limited
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, employer contribution as a percentage of basic salary	10.00%	10.00%
Pension | Centurion Bank of Punjab Limited | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation	10 years	10 years
Pension | Centurion Bank of Punjab Limited | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation	15 years	15 years
Pension | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	₨ 362,900,000		₨ 241,300,000